Fees Summary	Nov. 06, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 60,396,985.50
Previously Paid Amount
Total Fee Amount	8,340.83
Total Offset Amount
Net Fee	$ 8,340.83